CONDENSED STATEMENTS OF OPERATIONS (Q2) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Operating and formation costs	$ 1,000	$ 1,943,370			$ 2,153,308		$ 1,472,168
Loss from operations	(1,000)	(1,943,370)			(2,153,308)		(1,472,168)
Other (expense) income:
Interest earned on marketable securities held in Trust Account		3,435			6,833		11,254
Change in fair value of warrant liabilities		(2,729.500)			2,118,750		236,500
Other income (expenses), net:	(1,000)	(2,726,065)			2,125,583		(589,601)
Loss before (provision for) benefit from income taxes		(4,669,435)			(27,725)
Net income (loss)	$ (1,000)	(4,669,435)	$ 4,641,710	$ 0	(27,725)		$ (2,061,769)
Weighted average shares outstanding, basic and diluted							6,238,411
Basic and diluted net income per common share	$ 0.00						$ (0.89)
Class A Common Stock Subject to Redemption
Other (expense) income:
Interest earned on marketable securities held in Trust Account		$ 3,435			$ 6,833
Weighted average shares outstanding, basic and diluted		20,821,035			21,926,782
Class A Common Stock Not Subject to Redemption
Other (expense) income:
Net income (loss)		$ (4,669,435)			$ (27,725)
Weighted average shares outstanding, basic and diluted		8,485,715		4,725,275	8,809,768	4,725,275
Basic and diluted net income per common share		$ (0.54)